UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22437
                                                     ---------

        Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
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              (Address of principal executive offices) (Zip code)

                                  Brian Binder
                                  ------------
                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-827-0100
                                                            ------------

                        Date of fiscal year end: May 31
                                                 ------

             Date of reporting period: July 1, 2020 - June 30, 2021
                                       ----------------------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22437
Reporting Period: 07/01/2020 - 06/30/2021
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust









========== Guggenheim Taxable Municipal Bond & Investment Grade Debt  ==========
==========                          Trust -                           ==========

- Guggenheim Taxable Municipal Managed Duration Trust name changed to Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust on 11/19/2020


BLACKROCK MUNICIPAL INCOME TRUST

Ticker:       BFK            Security ID:  09248F109
Meeting Date: JUL 27, 2020   Meeting Type: Annual
Record Date:  MAY 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director R. Glenn Hubbard         For       For          Management
1.3   Elect Director John M. Perlowski        For       For          Management


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BLACKROCK MUNIVEST FUND, INC.

Ticker:       MVF            Security ID:  09253R105
Meeting Date: JUL 27, 2020   Meeting Type: Annual
Record Date:  MAY 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director Richard E. Cavanagh      For       For          Management
1.3   Elect Director Cynthia L. Egan          For       For          Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director R. Glenn Hubbard         For       For          Management
1.6   Elect Director Catherine A. Lynch       For       For          Management
1.7   Elect Director John M. Perlowski        For       For          Management
1.8   Elect Director Karen P. Robards         For       For          Management


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BLACKROCK TAXABLE MUNICIPAL BOND TRUST

Ticker:       BBN            Security ID:  09248X100
Meeting Date: JUL 27, 2020   Meeting Type: Annual
Record Date:  MAY 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director R. Glenn Hubbard         For       For          Management
1.3   Elect Director John M. Perlowski        For       For          Management
1.4   Elect Director W. Carl Kester           For       For          Management


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BNY MELLON STRATEGIC MUNICIPALS, INC.

Ticker:       LEO            Security ID:  05588W108
Meeting Date: JUN 16, 2021   Meeting Type: Annual
Record Date:  APR 14, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Burton N. Wallack        For       For          Management
1.2   Elect Director Joan L. Gulley           For       For          Management


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EATON VANCE MUNICIPAL INCOME TRUST

Ticker:       EVN            Security ID:  27826U108
Meeting Date: JAN 07, 2021   Meeting Type: Special
Record Date:  OCT 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Approve Investment Advisory Agreement   For       For          Management
      With Eaton Vance Management To
      Continue To Serve As The Fund's
      Investment Adviser


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EATON VANCE MUNICIPAL INCOME TRUST

Ticker:       EVN            Security ID:  27826U108
Meeting Date: MAR 18, 2021   Meeting Type: Annual
Record Date:  JAN 05, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Cynthia E. Frost         For       Withhold     Management
1a.2  Elect Director George J. Gorman         For       Withhold     Management
1a.3  Elect Director Valerie A. Mosley        For       Withhold     Management
1a.4  Elect Director Susan J. Sutherland      For       Withhold     Management


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INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II

Ticker:       VKI            Security ID:  46132E103
Meeting Date: AUG 07, 2020   Meeting Type: Annual
Record Date:  MAY 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Beth Ann Brown           For       For          Management
1a.2  Elect Director Anthony J. LaCava, Jr.   For       For          Management
1a.3  Elect Director Joel W. Motley           For       For          Management
1a.4  Elect Director Teresa M. Ressel         For       For          Management
1a.5  Elect Director Christopher L. Wilson    For       For          Management


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INVESCO MUNICIPAL OPPORTUNITY TRUST

Ticker:       VMO            Security ID:  46132C107
Meeting Date: AUG 07, 2020   Meeting Type: Annual
Record Date:  MAY 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Beth Ann Brown           For       For          Management
1a.2  Elect Director Anthony J. LaCava, Jr.   For       For          Management
1a.3  Elect Director Joel W. Motley           For       For          Management
1a.4  Elect Director Teresa M. Ressel         For       For          Management
1a.5  Elect Director Christopher L. Wilson    For       For          Management


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INVESCO MUNICIPAL TRUST

Ticker:       VKQ            Security ID:  46131J103
Meeting Date: AUG 07, 2020   Meeting Type: Annual
Record Date:  MAY 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Beth Ann Brown           For       For          Management
1a.2  Elect Director Anthony J. LaCava, Jr.   For       For          Management
1a.3  Elect Director Joel W. Motley           For       For          Management
1a.4  Elect Director Teresa M. Ressel         For       For          Management
1a.5  Elect Director Christopher L. Wilson    For       For          Management


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INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:       VGM            Security ID:  46131M106
Meeting Date: AUG 07, 2020   Meeting Type: Annual
Record Date:  MAY 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Beth Ann Brown           For       For          Management
1a.2  Elect Director Anthony J. LaCava, Jr.   For       For          Management
1a.3  Elect Director Joel W. Motley           For       For          Management
1a.4  Elect Director Teresa M. Ressel         For       For          Management
1a.5  Elect Director Christopher L. Wilson    For       For          Management


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NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:       NVG            Security ID:  67071L106
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657105
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y105
Meeting Date: NOV 16, 2020   Meeting Type: Annual
Record Date:  SEP 18, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John K. Nelson           For       Withhold     Management
1.2   Elect Director Terence J. Toth          For       Withhold     Management
1.3   Elect Director Robert L. Young          For       Withhold     Management


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NUVEEN QUALITY MUNICIPAL INCOME FUND

Ticker:       NAD            Security ID:  67066V101
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management


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NUVEEN TAXABLE MUNICIPAL INCOME FUND

Ticker:       NBB            Security ID:  67074C103
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1b.1  Elect Director John K. Nelson           For       For          Management
1b.2  Elect Director Terence J. Toth          For       For          Management
1b.3  Elect Director Robert L. Young          For       For          Management


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SANDRIDGE ENERGY, INC.

Ticker:       SD             Security ID:  80007P869
Meeting Date: MAY 25, 2021   Meeting Type: Annual
Record Date:  APR 12, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Patricia Agnello         For       For          Management
1b    Elect Director Jaffery (Jay) A.         For       For          Management
      Firestone
1c    Elect Director Jonathan Frates          For       For          Management
1d    Elect Director Carl F. Giesler, Jr.     For       For          Management
1e    Elect Director John "Jack" Lipinski     For       For          Management
1f    Elect Director Randolph C. Read         For       For          Management
2     Ratify Deloitte as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Tax Benefits Preservation Plan  For       For          Management

========== END NPX REPORT

                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
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By:      /s/ Brian Binder
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Name:    Brian Binder
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Title:   President and Chief Executive Officer
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Date:    08/26/2021
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